As filed with the Securities and Exchange Commission on 1/7/05

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number 811 - 08614


                            Brandes Investment Trust
               (Exact name of registrant as specified in charter)


                         11988 El Camino Real, Suite 500
                               San Diego, CA 92130
               (Address of principal executive offices) (Zip code)


                              Michael Glazer, Esq.
                   c/o Paul, Hastings, Janofsky & Walker, LLP
                          515 South Flower, 23rd Floor
                              Los Angeles, CA 90071
                     (Name and address of agent for service)


                                  800-331-2979
               Registrant's telephone number, including area code


Date of fiscal year end: October 31, 2004
                         ----------------

Date of reporting period:  October 31, 2004
                           ----------------

Item 1. Report to Stockholders.
-------------------------------

                 Brandes Institutional International Equity Fund

================================================================================

Dear Shareholder:

Amid several reports suggesting economic recovery across international markets, the Brandes Institutional International Equity Fund gained 24.75% during the year ending October 31, 2004. The Fund outperformed the MSCI EAFE Index, which returned 18.84% for the period.

We begin this letter with a brief overview of the international equity market environment in the period. Then we examine the country-, industry-, and stock-specific factors that affected the Fund's performance. Finally, we review our investment philosophy and strategy going forward.

Market Overview

Despite soaring energy costs, stocks in international markets tended to advance during the year ending October 31, 2004. Outside the United States, stocks tended to deliver solid gains, particularly in Europe. The MSCI Europe Index gained 21.89% and the MSCI Pacific Index climbed 12.13%.

Rising stock prices in Europe came amid a variety of disappointing economic reports. The inflation rate for the dozen nations sharing the euro rose to a five-month high in October, according to Eurostat. German producer prices reached a three-year high and business confidence declined, while unemployment climbed to its highest level in five months. In the United Kingdom, housing prices, mortgage approvals, and retail sales slipped amid higher borrowing costs.

Japan's industrial production declined in September and the Ministry of Economy, Trade and Industry downgraded its assessment of production trends. In Singapore, higher sales of computer chips, chemicals, and pharmaceuticals contributed to export growth.

In Latin America, reports indicated that Brazil's economy is expanding briskly. To help moderate the impact of this growth on inflation, Brazil's central bank raised interest rates for the first time in 18 months.

Now, let's turn our attention to specifics regarding the Fund.

Fund Specifics

Gains for holdings in the diversified telecom services and commercial banking industries helped drive performance for the year ending October 31, 2004. Telefonica (Spain - diversified telecom services), Compania Anonima Nacional Telefonos de Venezuela (Venezuela - diversified telecom services), and Abbey National (United Kingdom - commercial banking) were among positions from these industries contributing to performance. Positions in the oil & gas and pharmaceuticals industries also tended to advance.

On a country basis, holdings in Japan, in the United Kingdom, and in Germany helped drive performance. Positions from these countries posting gains included Sumitomo Mitsui Financial Group (Japan - commercial banking), Marks & Spencer Group (United Kingdom - multiline retail), and E.ON (Germany - electric utilities).

                 Brandes Institutional International Equity Fund


During the period, we sold positions such as Reuters Group (United Kingdom - media), Komatsu (Japan - machinery), and SABMiller (South Africa - beverages) as appreciation pushed their market prices toward our estimates of their fair values.

We sold holdings such as Repsol YPF (Spain - oil & gas) to pursue other investment opportunities.

New purchases included Millea Holdings (Japan - insurance), William Morrison Supermarkets (United Kingdom - food & staples retailing), and France Telecom (France - diversified telecom services). In addition, we took advantage of price weakness and added to select existing holdings at prices that we consider attractive.

Japan remains the Fund's most substantial country weighting, followed by the United Kingdom and Germany. On an industry basis, the Fund's most substantial weighting remains in diversified telecom services.

Current Strategy

While we monitor short-term developments in international equity markets, our investment philosophy focuses on company-by-company analysis with a long-term perspective. In all market environments, we search for and hold fundamentally sound companies trading at discounts to our estimates of their fair values. We believe this strategy will provide patient investors with favorable results.

We believe much of what is reported in the financial press each day is interesting, but not particularly relevant to our core mission. For instance, throughout the year, the financial press often asserted that stock prices rose or fell on a particular day due to investor concerns over two things: interest rates and/or oil prices.

We don't pay much attention to comments or predictions regarding what action the U.S. Federal Reserve Board might take at its next meeting or what the Organization of the Petroleum Exporting Countries (OPEC) will announce tomorrow. We are aware of such reports and generally are cognizant of current events and macroeconomic developments. But we don't put much emphasis on these topics for two, intertwined reasons: 1. such events have little influence on our primary focus - valuing individual businesses, and 2. we focus on long-term investing - not short-term speculating.

Benjamin Graham, widely considered the father of value investing, addressed differences between investing and speculating in his book, The Intelligent Investor. He warned that one way in which speculating may be unintelligent is when you're speculating, but mistakenly believe you're investing.

While Graham was addressing differences between investing and speculating in the stock market, we believe his comments apply to speculation on macroeconomic factors such as interest rates and oil prices. Many market participants seek to make short-term profits in stocks by trading on the potential influence of factors such as shifting interest rates and the price of oil.

That's not what we do. We don't even try. We remain focused on analyzing the relationship between the stock price and the underlying value for individual businesses. That's the essence


2
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                 Brandes Institutional International Equity Fund


of our investment philosophy. We believe there is often a difference between the price of a stock and the intrinsic value of its corresponding business. When the price is below our estimate of a company's underlying value, we will consider purchasing shares. When the price equals or exceeds that value, we'll likely sell.

Because of our long-term investment horizon (at least 3-5 years), we are not particularly concerned with day-to-day fluctuations in interest rates, oil prices, unemployment figures, GDP estimates, election forecasts, etc. These developments, while worthy material for reporters who have hourly deadlines, are typically not significant for investors with long-term horizons.

We invite you to develop a healthy skepticism for placing too much credence on daily interpretations of macroeconomic factors. Instead, we encourage you to focus on business value while fostering a greater appreciation for the benefits of long-term investing.


Sincerely yours,

/s/ Debra McGinty-Poteet

Debra McGinty-Poteet
President
Brandes Investment Trust



The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

The MSCI EAFE Index is an unmanaged index that is a generally accepted benchmark for major overseas markets. The MSCI EAFE Index consists of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis.

The MSCI Europe IndexSM is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe.

The MSCI Pacific IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Pacific region.

One cannot invest directly in an index.

This report is intended for shareholders of the Fund and must be preceded or accompanied by a prospectus. Mutual fund investing involves risk. Principal loss is possible.

The Fund is distributed by Quasar Distributors, LLC (12/04)


                                                                               3
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                 Brandes Institutional International Equity Fund


The following chart compares the value of a hypothetical $1,000,000 investment in the Brandes Institutional International Equity Fund from its inception (1/2/97) to 10/31/04 as compared with the Morgan Stanley Capital International EAFE Index.

                  Value of $1,000,000 vs Morgan Stanley Capital
           International EAFE (Europe, Australasia and Far East) Index

                         Brandes Institutional
                            International

[THE FOLLOWING TABLE WAS DEPICTED AS A LINE CHART IN THE PRINTED MATERIAL]

                             Equity Fund       MSCI EAFE Index
                             -----------       ---------------
Jan-97                       $1,000,000          $1,000,000
Apr-97                       $1,062,390           $ 999,508
Jul-97                       $1,227,313          $1,141,429
Oct-97                       $1,165,658          $1,029,617
Jan-98                       $1,239,346          $1,075,025
Apr-98                       $1,411,524          $1,188,564
Jul-98                       $1,402,611          $1,203,832
Oct-98                       $1,317,408          $1,128,926
Jan-99                       $1,420,794          $1,229,938
Apr-99                       $1,666,099          $1,301,420
Jul-99                       $1,731,215          $1,320,645
Oct-99                       $1,768,213          $1,388,955
Jan-00                       $1,968,796          $1,466,692
Apr-00                       $2,052,275          $1,482,228
Jul-00                       $2,226,413          $1,439,583
Oct-00                       $2,171,925          $1,348,744
Jan-01                       $2,288,546          $1,344,711
Apr-01                       $2,216,302          $1,239,319
Jul-01                       $2,053,447          $1,124,614
Oct-01                       $2,216,302          $1,010,339
Jan-02                       $1,879,413           $ 997,845
Apr-02                       $2,050,387          $1,066,142
Jul-02                       $1,747,593           $ 934,388
Oct-02                       $1,624,909           $ 876,801
Jan-03                       $1,638,268           $ 848,871
Apr-03                       $1,645,122           $ 892,866
Jul-03                       $1,927,535           $ 993,362
Oct-03                       $2,196,238          $1,113,965
Jan-04                       $2,507,653          $1,244,937
Apr-04                       $2,533,904          $1,251,881
Jul-04                       $2,554,628          $1,241,897
Sep-04                       $2,611,388          $1,279,917
Oct-04                       $2,739,868          $1,323,563

                                                            Average Annual Total Return
                                                           Period Ended October 31, 2004
                                                         --------------------------------
                                                                                  Since
                                                           One        Five      Inception
                                                          Year       Years       (1/2/97)
                                                          ----       -----       --------

Brandes Institutional International Equity Fund ......    24.75%      9.15%       13.73%

Morgan Stanley Capital International EAFE Index ......    18.84%     (0.92%)      3.64%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The advisor has a fee waiver arrangement in place to limit the Fund's annual operating expenses. Currently, the expense level has not been exceeded.


4
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                 Brandes Institutional International Equity Fund


Expense Example (Unaudited)

As shareholder of the Fund, you incur ongoing costs, including investment advisory and administrative fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

This section provides information about actual account values and actual expenses. The "Ending Account Value" shown is derived from the Fund's actual return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading" Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. This section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          Beginning Ending
                            Account Value      Account Value     Expenses Paid
                               5/1/04            10/31/04       During Period*
                          ----------------------------------------------------
Based on Actual Return ...     $1,000             $1,081             $6.07
Based on Hypothetical
5% return.................     $1,000             $1,019             $5.89

* Expenses are equal to the Fund's annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year (184), then divided by the number of days in the fiscal year (366).


                                                                               5
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                 Brandes Institutional International Equity Fund


SCHEDULE OF INVESTMENTS IN SECURITIES at October 31, 2004
================================================================================
                                                       Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS: 96.6%
Austria: 0.7%
Telekom Austria AG .........................           253,400     $  3,858,485
                                                                   ------------

Belgium: 1.0%
InBev(2) ...................................           147,300        5,235,977
                                                                   ------------

Brazil: 3.7%
Centrais Electricas Brasileiras S.A ........           785,130        6,102,894
Petroleo Brasileiro S.A. ADR ...............           304,400        9,923,440
Tele Centro Oeste Celular Participacoes S.A             17,172          158,326
Tele Leste Celular Participacoes S.A.* .....             1,330           15,228
Telecomunicacoes Brasileiras S.A. ADR ......           115,700        3,049,852
Tim Participacoes S.A., ADR(2) .............            10,714          152,032
                                                                   ------------
                                                                     19,401,772
                                                                   ------------
Canada: 0.3%
Bombardier, Inc. - Class B .................           797,600        1,831,308
                                                                   ------------

France: 5.1%
Alcatel S.A.*(2) ...........................           433,500        6,340,792
France Telecom .............................           326,500        9,351,383
France Telecom** ...........................            61,200        1,752,847
La Farge S.A ...............................            40,482        3,696,931
La Farge S.A.** ............................             9,520          869,394
Regie Natl. Usines Renault .................            58,849        4,927,342
                                                                   ------------
                                                                     26,938,689
                                                                   ------------
Germany: 11.5%
Bayerische Hypo Vereinsbank AG .............           298,300        5,836,671
Bayerische Hypo Vereinsbank AG** ...........           119,320        2,334,668
Commerzbank AG .............................           281,400        5,146,833
DaimlerChrysler AG .........................           140,700        5,814,880
Deutsche Telekom AG ........................           602,400       11,548,476
Heidelberger Druckmaschinen** ..............           144,300        4,145,831
Hypo Real Estate Holding AG* ...............            74,575        2,790,789


See accompanying Notes to Financial Statements.


6
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                 Brandes Institutional International Equity Fund


SCHEDULE OF INVESTMENTS IN SECURITIES at October 31, 2004
================================================================================
                                                       Shares          Value
--------------------------------------------------------------------------------

Germany, continued
Schering AG ................................            84,616     $  5,442,101
E.ON AG ....................................            99,800        8,124,279
Volkswagen AG ..............................           215,200        9,564,027
                                                                   ------------
                                                                     60,748,555
                                                                   ------------
Italy: 3.9%
IntesaBci SpA(2) ...........................         2,783,349       11,403,613
Telecom Italia SpA .........................         2,704,074        9,008,010
                                                                   ------------
                                                                     20,411,623
                                                                   ------------
Japan: 19.8%
Daiichi Pharmaceutical Co., Ltd. ...........           225,800        4,399,255
Fuji Photo Film ............................           153,000        5,225,587
Hitachi, Ltd. ..............................         1,649,800       10,382,268
Japan Tobacco, Inc. ........................               981        8,616,954
Japan Tobacco, Inc.** ......................               246        2,160,827
Matsushita Electric Industrial Company, Ltd.           325,000        4,712,945
Millea Holdings, Inc. ......................               761       10,051,892
Mitsubishi Heavy Industries, Ltd. ..........         2,658,000        7,473,196
Mitsubishi Tokyo Finance Group, Inc. .......               992        8,423,436
Mitsui Sumitomo Ins ........................           683,000        5,606,284
Nippon Oil Corp. ...........................           462,000        2,933,541
Nippon Telegraph & Telephone Corp. .........             1,399        5,939,711
Ono Pharmaceutical Co. .....................            87,000        4,079,536
Sankyo Co., Ltd. ...........................           230,800        4,790,641
Sumitomo Mitsui Financial Group, Inc.(2) ...             1,235        8,028,257
Taisho Pharmaceutical Co., Ltd. ............           170,000        3,069,912
TDK Corp. ..................................            61,200        4,249,759
Yamanouchi Pharmaceutical Co. Ltd. .........           125,500        4,606,048
                                                                   ------------
                                                                    104,750,049
                                                                   ------------
Mexico: 2.6%
Cemex S.A. de CV, ADR ......................           233,072        6,754,426
Telefonos de Mexico S.A. - Class L, ADR ....           198,840        6,808,282
                                                                   ------------
                                                                     13,562,708
                                                                   ------------


See accompanying Notes to Financial Statements.


                                                                               7
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                 Brandes Institutional International Equity Fund


SCHEDULE OF INVESTMENTS IN SECURITIES at October 31, 2004
================================================================================
                                                       Shares          Value
--------------------------------------------------------------------------------

Netherlands: 9.9%
Aegon NV ...................................           359,400     $  3,935,819
Akzo Nobel N.V .............................           268,200       10,094,930
Heineken NV ................................           112,125        3,526,249
ING Groep N.V ..............................           298,763        7,912,518
Koninklijke Ahold N.V.* ....................           954,100        6,624,644
Koninklijke Ahold N.V.** ...................           205,466        1,426,621
Unilever N.V ...............................           229,468       13,355,396
Wolters Kluwer N.V .........................           310,636        5,665,703
                                                                   ------------
                                                                     52,541,880
                                                                   ------------
New Zealand: 1.3%
Telecom New Zealand, Ltd. ..................         1,703,657        6,726,246
                                                                   ------------

Portugal: 1.4%
Portugal Telecom S.A .......................           641,217        7,226,625
                                                                   ------------

Russian Federation: 1.4%
Lukoil ADR .................................            61,900        7,702,836
                                                                   ------------

Singapore: 3.9%
DBS Group Holdings, Ltd. ...................           916,069        8,593,569
Jardine Matheson Holdings, Ltd. ............           450,690        6,670,212
Overseas Chinese Banking Corp., Ltd. .......           619,000        5,136,775
                                                                   ------------
                                                                     20,400,556
                                                                   ------------
South Korea: 2.4%
Korea Electric Power Corp. ADR(2) ..........           553,200        6,350,736
KT Corp. ADR(2) ............................           350,100        6,462,846
                                                                   ------------
                                                                     12,813,582
                                                                   ------------
Spain: 4.4%
Banco Bilbao Vizcaya S.A ...................           473,500        7,433,526
Banco Bilbao Vizcaya S.A.** ................           312,400        4,904,401
Telefonica S.A .............................           662,694       10,945,034
                                                                   ------------
                                                                     23,282,961
                                                                   ------------


See accompanying Notes to Financial Statements.


8
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                 Brandes Institutional International Equity Fund


SCHEDULE OF INVESTMENTS IN SECURITIES at October 31, 2004
================================================================================
                                                       Shares          Value
--------------------------------------------------------------------------------

Switzerland: 6.2%
Nestle S.A .................................            75,200     $ 17,799,281
Swisscom AG ................................            20,200        7,279,393
Zurich Financial Services AG ...............            41,926        5,973,413
Zurich Financial Services AG** .............            12,250        1,745,320
                                                                   ------------
                                                                     32,797,407
                                                                   ------------
United Kingdom: 16.1%
Abbey National Plc .........................           883,000       10,245,350
BAE Systems Plc ............................         1,714,100        7,497,528
BT Group Plc ...............................         2,691,712        9,179,234
Corus Group Plc* ...........................         2,163,000        1,935,888
Corus Group Plc** ..........................         3,596,650        3,219,006
Friends Provident Plc ......................         1,463,800        3,654,851
GlaxoSmithKline Plc ........................           717,200       15,102,635
Invensys Plc ...............................         3,491,359          977,492
Invensys Plc** .............................         5,727,389        1,603,525
J Sainsbury Plc ............................           684,512        3,239,133
Marks & Spencer Group Plc ..................         1,402,419        9,243,177
Royal & Sun Alliance Insurance Group Plc ...         1,009,000        1,384,686
Royal & Sun Alliance Insurance Group Plc** .         1,009,000        1,384,686
Unilever PLC ...............................           481,400        4,056,652
William Morrison Supermarkets Plc ..........         2,927,581       12,173,800
                                                                   ------------
                                                                     84,897,643
                                                                   ------------
Venezuela: 1.0%
Cia Anonima Nacional Telefonos de Venezuela, ADR       236,675        5,443,525
                                                                   ------------

TOTAL COMMON STOCKS
 (cost $455,867,903)                                                510,572,427
                                                                   ------------

                                                   Principal
SHORT-TERM INVESTMENTS: 7.5%                         Amount
--------------------------------------------------------------------------------
Commercial Paper - 0.0%
General Electric Capital Corp., 1.783%,
due 11/10/04 (cost $200,000)(1) ............      $    200,000          200,000
                                                                   ------------


See accompanying Notes to Financial Statements.


                                                                               9
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                 Brandes Institutional International Equity Fund


SCHEDULE OF INVESTMENTS IN SECURITIES at October 31, 2004
================================================================================
                                                       Shares          Value
--------------------------------------------------------------------------------

Demand Notes - 4.0%
Bank of Montreal, 1.02%, due 05/21/04(1) ...      $  9,133,818     $  9,133,818
Royal Bank of Canada, 0.99%, due 05/11/04(1)         2,500,000        2,500,000
Dexia Group, 2.040%, due 01/21/05(1) .......         2,500,000        2,500,000
Wells Fargo, 1.870%, due 11/22/04(1) .......           450,000          450,000
Bank of Nova Scotia, 1.760%, due 11/12/04(1)         1,200,000        1,200,000
Calyon, 1.700%, due 11/24/04(1) ............         5,500,000        5,500,000
                                                                   ------------
Total Demand Notes (cost $21,283,818) ......                         21,283,818
                                                                   ------------

Mutual Funds - 1.0%
Merrimac Cash Fund-Premium Class
(cost $5,000,000)(1) .......................         5,000,000        5,000,000
                                                                   ------------

Repurchase Agreements - 2.5%

Investors Bank & Trust Co., Repurchase
Agreement, 0.940%, dated 10/31/2004, due
11/1/2004 [collateralized by $13,385,015
Federal Home Loan Mortgage Corp. Pool
#780215, 3.895%, due 01/01/2033 (Market Value
$13,757,848)] (proceeds $13,104,099) (cost
$13,102,712) ...............................        13,102,712       13,102,712
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS  (cost $39,586,530) .............       39,586,530
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES (cost $495,454,433):  104.1% .      550,158,957
Liabilities in excess of Other Assets: (4.1)%                       (21,578,384)
                                                                   -------------
NET ASSETS: 100.0%                                                 $ 528,580,573
                                                                   =============
----------------------------
    * Non-income producing security.
   ** Security was purchased exempt from registration in the U.S. pursuant to
      Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act" or pursuant to another exemption from registration.)
ADR   American Depositary Receipt
(1)   This security is purchased with cash proceeds from securities loans.
(2)   This security or a portion of this
      security is out on loan at October 31,
      2004. Total loaned securities had a
      market value of $25,179,917 at October
      31, 2004.

See accompanying Notes to Financial Statements.


10
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                 Brandes Institutional International Equity Fund


SCHEDULE OF INVESTMENTS BY INDUSTRY at October 31, 2004
--------------------------------------------------------------------------------
Industry                                                              Percentage
--------------------------------------------------------------------------------
Aerospace & Defense .........................................               1.8%
Automobiles .................................................               3.8%
Commercial Banks ............................................              15.2%
Beverages ...................................................               1.6%
Chemicals ...................................................               1.9%
Communications Equipment ....................................               1.2%
Construction Materials ......................................               2.1%
Diversified Financial Services ..............................               2.8%
Diversified Telecom Services ................................              19.8%
Electric Utilities ..........................................               3.9%
Electronic Equipment & Instruments ..........................               2.8%
Food ........................................................               4.4%
Food Products ...............................................               6.7%
Household Durables ..........................................               0.9%
Insurance ...................................................               6.4%
Leisure Equipment & Products ................................               1.0%
Machinery ...................................................               2.7%
Media .......................................................               1.1%
Metals & Mining .............................................               1.0%
Multiline Retail ............................................               1.7%
Oil & Gas ...................................................               3.9%
Pharmaceuticals .............................................               7.8%
Tobacco .....................................................               2.0%
Wireless Telecom ............................................               0.1%
                                                                          -----
TOTAL COMMON STOCK ..........................................              96.6%
SHORT-TERM INVESTMENTS ......................................               7.5%
                                                                          -----

TOTAL INVESTMENTS IN SECURITIES .............................             104.1%
Liabilities in excess of Other Assets .......................             (4.1)%
                                                                          -----
NET ASSETS ..................................................             100.0%
                                                                          =====

                 Brandes Institutional International Equity Fund


STATEMENT OF ASSETS AND LIABILITIES at October 31, 2004
================================================================================
ASSETS
  Investments in securities, at cost ..........................     $495,454,433
                                                                    ============
  Investments in securities, at value
    (including $26,483,818 of securities loaned) (Note 2) .....     $550,158,957
  Receivables:
    Securities sold ...........................................        3,556,386
    Fund shares sold ..........................................          350,850
    Dividends and interest ....................................        1,444,251
    Tax reclaims ..............................................          246,589
  Prepaid expenses and other assets ...........................           24,718
                                                                    ------------
    Total assets ..............................................      555,781,751
                                                                    ------------
LIABILITIES
  Payment upon return of securities loaned ....................       26,483,818
  Payables:
    Fund shares redeemed ......................................          200,747
    Due to advisor ............................................          405,421
    Due to administrator ......................................           18,104
  Accrued expenses ............................................           93,088
                                                                    ------------
    Total liabilities .........................................       27,201,178
                                                                    ------------
  NET ASSETS ..................................................     $528,580,573
                                                                    ============
  Net asset value, offering and redemption price
    per share ($528,580,573/26,658,764 shares
    outstanding; unlimited shares authorized
    without par value) ........................................     $      19.83
                                                                    ============
COMPONENTS OF NET ASSETS
  Paid-in capital .............................................     $446,633,958
  Undistributed net investment income .........................        5,442,596
  Accumulated net realized gain on investments
    and foreign currency ......................................       21,767,609
  Net unrealized appreciation on:
    Investments ...............................................       54,704,524
    Foreign currency ..........................................           31,886
                                                                    ------------
      Net assets ..............................................     $528,580,573
                                                                    ============


See accompanying Notes to Financial Statements.

                 Brandes Institutional International Equity Fund


STATEMENT OF OPERATIONS For the Year Ended October 31, 2004
================================================================================
INVESTMENT INCOME
  Income
    Dividends (net of foreign taxes withheld of $1,362,756) ..     $ 10,537,794
    Interest .................................................           42,473
    Income from securities lending ...........................           31,032
    Miscellaneous income .....................................          179,624
                                                                   ------------
      Total income ...........................................       10,790,923
                                                                   ------------
  Expenses
    Advisory fees (Note 3) ...................................        4,493,377
    Administration fees (Note 3) .............................          204,505
    Custody fees .............................................          165,801
    Legal fees ...............................................           53,129
    Transfer agent fees ......................................           50,130
    Accounting fees ..........................................           40,949
    Printing .................................................           35,672
    Trustee fees .............................................           26,652
    Registration expense .....................................           22,703
    Insurance expense ........................................           21,068
    Auditing fees ............................................           16,613
    Miscellaneous ............................................            7,860
                                                                   ------------
      Total expenses .........................................        5,138,459
      Add: Expenses recouped .................................          199,584
                                                                   ------------
      Net expenses ...........................................        5,338,043
                                                                   ------------
        Net investment income ................................        5,452,880
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investments ..............................................       30,121,263
    Foreign currency transactions ............................           (8,949)
                                                                   ------------
      Net realized gain ......................................       30,112,314
                                                                   ------------
  Net unrealized appreciation on:
    Investments ..............................................       59,062,401
    Foreign currency transactions ............................           22,287
                                                                   ------------
      Net unrealized appreciation ............................       59,084,688
                                                                   ------------
        Net realized and unrealized gain on
          investments and foreign currency ...................       89,197,002
                                                                   ------------
        Net increase in net assets resulting
          from operations ....................................     $ 94,649,882
                                                                   ============


See accompanying Notes to Financial Statements.

                 Brandes Institutional International Equity Fund


STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                         Year Ended         Year Ended
                                                                      October 31, 2004   October 31, 2003
                                                                      -----------------------------------
INCREASE IN NET ASSETS FROM:

OPERATIONS
  Net investment income ...........................................    $    5,452,880     $    2,956,266
  Net realized gain (loss) on:
    Investments ...................................................        30,121,263         (8,353,654)
    Foreign currency transactions .................................            (8,949)            20,870
  Net unrealized appreciation on:
    Investments ...................................................        59,062,401         92,498,728
    Foreign currency ..............................................            22,287              3,646
                                                                       ---------------------------------
      Net increase in net assets resulting from operations ........        94,649,882         87,125,856
                                                                       ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ......................................        (2,978,184)        (3,421,125)
  From net realized gains .........................................                --         (8,176,188)
                                                                       ---------------------------------
    Decrease in net assets from distributions .....................        (2,978,184)       (11,597,313)
                                                                       ---------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .......................................       306,148,758        353,962,880
  Net asset value of shares issued on reinvestment of distributions         2,933,981         11,369,896
  Cost of shares redeemed .........................................      (224,534,599)      (325,343,091)
                                                                       ---------------------------------
    Net increase from capital share transactions ..................        84,548,140         39,989,685
                                                                       ---------------------------------
  Total increase in net assets ....................................       176,219,838        115,518,228

NET ASSETS
  Beginning of year ...............................................       352,360,735        236,842,507
                                                                       ---------------------------------
  End of year .....................................................    $  528,580,573     $  352,360,735
                                                                       =================================
  Undistributed net investment income .............................    $    5,442,596     $    2,976,849
                                                                       =================================
CAPITAL SHARE ACTIVITY
  Shares sold .....................................................        17,125,654         26,399,290
  Shares issued on reinvestment of distributions ..................           174,227            941,217
  Shares redeemed .................................................       (12,632,231)       (24,368,348)
                                                                       ---------------------------------
    Net increase in shares outstanding ............................         4,667,650          2,972,159
                                                                       =================================


See accompanying Notes to Financial Statements.

                 Brandes Institutional International Equity Fund


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year
================================================================================

                                                                                  Year Ended October 31,
                                                         --------------------------------------------------------------------------
                                                            2004            2003            2002            2001            2000
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...................   $    16.02      $    12.45      $    15.12      $    22.34      $    19.84
                                                         --------------------------------------------------------------------------

Income from investment operations:
  Net investment income ..............................         0.20            0.14            0.19            0.22            0.34
  Net realized and unrealized gain (loss)
    on investments ...................................         3.74            4.04           (1.89)          (2.77)           3.99
                                                         --------------------------------------------------------------------------
 Total from investment operations ....................         3.94            4.18           (1.70)          (2.55)           4.33
                                                         --------------------------------------------------------------------------

Less distributions:
  From net investment income .........................        (0.13)          (0.18)          (0.23)          (0.32)          (0.20)
  From net realized gain .............................           --           (0.43)          (0.74)          (4.35)          (1.63)
                                                         --------------------------------------------------------------------------
Total distributions ..................................        (0.13)          (0.61)          (0.97)          (4.67)          (1.83)
                                                         --------------------------------------------------------------------------
Net asset value, end of year .........................   $    19.83      $    16.02      $    12.45      $    15.12      $    22.34
                                                         ==========================================================================
Total return .........................................       24.75%          35.16%         (12.23)%        (14.76)%         22.84%

Ratios/supplemental data:
Net assets, end of year (millions) ...................   $    528.6      $    352.4      $    236.8      $    299.8      $    326.5

Ratio of expenses to average net assets:
  Before fees waived and expenses absorbed or recouped        1.14%           1.19%           1.18%           1.16%           1.18%
  After fees waived and expenses absorbed or recouped         1.18%           1.20%           1.20%           1.20%           1.19%

Ratio of net investment income to average net assets:
  Before fees waived and expenses absorbed or recouped        1.25%           1.12%           1.25%           1.39%           1.65%
  After fees waived and expenses absorbed or recouped         1.21%           1.11%           1.23%           1.35%           1.64%
Portfolio turnover rate ..............................       26.71%          26.19%          44.61%          32.07%          42.03%


See accompanying Notes to Financial Statements.

                 Brandes Institutional International Equity Fund


NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION

      The Brandes Institutional International Equity Fund (the "Fund") is a series of shares of beneficial interest of Brandes Investment Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Fund began operations on January 2, 1997. The Fund invests its assets primarily in equity securities of foreign issuers with market capitalizations greater than $1 billion. The Fund seeks to achieve long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and asked price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees.

            U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

            Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

            Interest income is translated at the exchange rates, which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

                 Brandes Institutional International Equity Fund

================================================================================

      B. Repurchase Agreements. The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

            If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      C. Foreign Currency. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

      D. Forward Foreign Currency Exchange Contracts. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

      E. Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on the specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is recorded on an accrual basis.

      F. Federal Income Taxes. The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

                 Brandes Institutional International Equity Fund

================================================================================

      G. Concentration of Risk. As of October 31, 2004, the Fund held a significant portion of its assets in foreign securities. Certain price and foreign exchange fluctuations as well as economic and political situations in the foreign jurisdictions could have an impact on the Fund's net assets. It is the Trust's policy to continuously monitor these off-balance sheet risks.

      H. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

      I. Securities Lending. The Fund may lend its portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with the Fund's custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 102% of the market value of the loaned securities. As of October 31, 2004, the market value of securities loaned was $25,179,917 and the Fund received $26,483,818 of cash collateral for the loan.

      J. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2004, permanent differences in book and tax accounting have been reclassified to Undistributed Net Investment Income and Accumulated Net Realized Loss by $8,949.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      Brandes Investment Partners, LP (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides certain personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the year ended October 31, 2004, the Fund incurred $4,493,377 in advisory fees.

                 Brandes Institutional International Equity Fund

================================================================================

      The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, excluding interest, so that its ratio of expenses to average net assets will not exceed 1.20%. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the year ended October 31, 2004, the Advisor recouped $199,584 from the Fund.

      U.S. Bancorp Fund Services, LLC, (the "Administrator") acts as administrator for the Fund. The Administrator prepares various federal and state regulatory filings, prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee at the rate of 0.05% of average daily net assets for the first $250 million in net assets, 0.04% of average daily net assets for the next $250 million in net assets and 0.03% in excess of $500 million of the Fund's average daily net assets, subject to a minimum of $40,000 per annum. For the year ended October 31, 2004, the Fund incurred $204,505 in such fees.

      Quasar Distributors LLC, (the "Distributor"), a registered broker-dealer, acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers of the Fund are also officers and/or Trustees of the Advisor and Administrator.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

      For the year ended October 31, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $195,667,050 and $117,557,302, respectively.

NOTE 5 - DISTRIBUTION TO SHAREHOLDERS

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the

                 Brandes Institutional International Equity Fund

================================================================================


United States of America. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses and post-October capital and currency losses.

      As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Cost of investments for tax purposes ...................          $ 495,454,433
                                                                  =============
Gross tax unrealized appreciation ......................             90,965,160
Gross tax unrealized depreciation ......................            (36,260,636)
                                                                  -------------
Net tax unrealized appreciation ........................             54,704,524
Undistributed ordinary income ..........................              5,442,596
Net tax unrealized appreciation on
    foreign currency ...................................                 31,886
Undistributed long-term gains ..........................             21,767,609
                                                                  -------------
Total distributable earnings ...........................          $  81,946,615
                                                                  =============

      The tax composition of dividends for the years ended October 31, 2004 and October 31, 2003 were as follows:

               Ordinary                           Long Term          Long Term
                Income           Income         Capital Gains      Capital Gains
                 Total          Per Share           Total            Per Share
--------------------------------------------------------------------------------
2004          $2,978,184          $0.13           $       --          $   --
2003          $3,421,125          $0.18           $8,176,188          $ 0.43

NOTE 6 - PROXY VOTING PROCEDURES (UNAUDITED)

      The Advisor of the Fund vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Fund. You may obtain a description of these procedures, free of charge, by calling "toll-free" 1-800-331-2979. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

NOTE 7 - FORM N-Q DISCLOSURE  (UNAUDITED)

      The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the Securities and Exchange Commission's website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. This information is also available, without charge, by calling toll-free, 1-800-331-2979.

                 Brandes Institutional International Equity Fund

================================================================================

NOTE 8 - TAX NOTICE (UNAUDITED)

      The percentage of dividend income distributed for the year ended October 31, 2004, which is designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, is 100% for the Fund.

                 Brandes Institutional International Equity Fund


                  TRUSTEE and Officer Information (Unaudited)

      The Board of Trustees is responsible for the overall management of the Trust's business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its officers, subject to the Fund's investment objective and policies and to general supervision by the Board. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-331-2979.

      The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:


                                                                  Principal Occupation During    Other Directorships
Name Address, and Age           Position Held    Date Elected*           Past 5 Years              Held by Trustee
=====================================================================================================================

"Non-interested" Trustees
DeWitt F. Bowman, C.F.A         Trustee          February 1995   Principal, Pension             RREEF America REIT3,
11988 El Camino Real,                                            Investment Consulting, since   Inc.; Wilshire
Suite 500                                                        1994.  Interim Treasurer and   Funds, Inc.;
San Diego, CA 92130                                              Vice President for             Pacific Gas and
Age 74                                                           Investments - University of    Electric Nuclear
                                                                 California from 2000 to        Decommissioning
                                                                 2001. Formerly Chief           Trust; PCG Private
                                                                 Investment Officer of the      Equity Fund; Forward
                                                                 California Public Employees    Funds; Sycuan Funds
                                                                 Retirement System (1989 to
                                                                 1994)

Gordon Clifford Broadhead       Trustee          December 1994   Retired.                       None
11988 El Camino Real,
Suite 500
San Diego, CA 92130
Age 81

W. Daniel Larsen                Trustee          December 1994   Retired.  Formerly General     None
11988 El Camino Real,                                            Contractor (1951-1996).
Suite 500
San Diego, CA 92130
Age 77

J. Michael Gaffney              Trustee          June 2004       Independent Consultant, CDC    The Cutler Trust
11988 El Camino Real,                                            IXIS AMNA, North America,
Suite 500                                                        since 2004.  President and
San Diego, CA 92130                                              CEO, Back Bay Advisors from
Age 63                                                           1998 to 2001.

                 Brandes Institutional International Equity Fund


                                                                  Principal Occupation During    Other Directorships
Name Address, and Age           Position Held    Date Elected*           Past 5 Years              Held by Trustee
=====================================================================================================================

"Interested" Trustees** and Other Officers
Charles H. Brandes             Trustee           December 1994   Chairman of the Advisor.       None
11988 El Camino Real,
Suite 500
San Diego, CA 92130
Age 61

Debra McGinty-Poteet           Trustee and       June 2000       Director, Mutual Fund          None
11988 El Camino Real,          President                         Services of the Advisor.
Suite 500                                                        Formerly Chief Operating
San Diego, CA 92130                                              Officer for North American
Age 49                                                           Trust Company; Senior Vice
                                                                 President and Managing
                                                                 Director for Bank of America
                                                                 Funds Management.


Thomas M. Quinlan              Secretary         June 2003       Counsel of the Advisor;        N/A
11988 El Camino Real,                                            Formerly Associate Counsel
Suite 500                                                        of U.S. Global Investors,
San Diego, CA 92130                                              Inc.; Attorney for Franklin
Age 33                                                           Templeton Investments

Gary Iwamura                   Treasurer         September 1997  Finance Director of the        N/A
11988 El Camino Real,                                            Advisor.  Formerly Chief
Suite 500                                                        Administrative Officer,
San Diego, CA 92130                                              National Mutual Funds
Age 48                                                           Management; Chief Operating
                                                                 Officer, Axe-Houghton
                                                                 Management.

* Trustees and officers of the Fund serve until their resignation, removal or retirement.
** "Interested persons" within the meaning as defined in the 1940
   Act.

                 Brandes Institutional International Equity Fund
================================================================================

Report of Independent Registered Public Accounting Firm

To the Shareholders of
Brandes Institutional International Equity Fund
The Board of Trustees of
Brandes Investment Trust


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Brandes Institutional International Equity Fund, a series of Brandes Investment Trust, as of October 31, 2004, the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the three years ended October 31, 2002 were audited by other auditors whose report dated December 13, 2002 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of Brandes Institutional International Equity Fund as of October 31, 2004, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



                                              TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
December 16, 2004


24
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

[COVER]

           ------------------
                 BRANDES
                 -------
            INVESTMENT TRUST
           ------------------

                ADVISOR
    Brandes Investment Partners, LP
    11988 El Camino Real, Suite 500                 ------------------
      San Diego, California 92130                         BRANDES
              800.331.2979                                -------
                                                      INVESTMENT TRUST
              DISTRIBUTOR                           ------------------
        Quasar Distributors, LLC
   615 E. Michigan Street, 3rd Floor
          Milwaukee, WI 53202

             TRANSFER AGENT
       Investors Bank & Trust Co.                          ANNUAL
    200 Clarendon Street, 16th Floor                       REPORT
      Boston, Massachusetts 02116
                                            For the Year ended October 31, 2004
         INDEPENDENT REGISTERED
         PUBLIC ACCOUNTING FIRM
          Tait, Weller & Baker
     1818 Market Street, Suite 2400
         Philadelphia, PA 19103

             LEGAL COUNSEL
 Paul, Hastings, Janofsky & Walker LLP
  515 South Flower Street, 23rd Floor
     Los Angeles, California 90071              WORLDWIDE VALUE SPECIALISTS

This report is intended for shareholders of the Brandes Institutional
International Equity Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Statements and other information herein
are dated and are subject to change.

Item 2. Code of Ethics.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-331-2979.

Item 3. Audit Committee Financial Expert.
-----------------------------------------

The Registrant's Board of Trustees has determined that DeWitt Bowman, a member of Registrant's Audit Committee, is an "audit committee financial expert" and is considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

=====================================================================================================
                                 FYE 10/31/2004          FYE 10/31/2003       # of Hours spent in
                                                                              FYE 2004
-----------------------------------------------------------------------------------------------------
Audit Fees                           $21,000                 $20,000          Not applicable
Audit-Related Fees                      None                    $500          Not applicable
Tax Fees                              $2,500                  $2,500          Not applicable
All Other Fees                          None                    None          Not applicable
=====================================================================================================

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

================================================================================
Non-Audit Related Fees                 FYE  10/31/2004         FYE  10/31/2003
--------------------------------------------------------------------------------
Registrant                             None                    None
Registrant's Investment Adviser        None                    None
================================================================================

Item 5. Audit Committee of Listed Registrants.
----------------------------------------------

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
-------------------------------------------------------------------------
Management Investment Companies.
--------------------------------

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment
--------------------------------------------------------------------------
Company and Affiliated Purchases.
---------------------------------

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.
------------------------------------------------------------

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees.

Item 10. Controls and Procedures.
---------------------------------

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls or in other factors that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

      (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

      (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      (Registrant) Brandes Investment Trust

      By (Signature and Title) /s/ Debra McGinty Poteet
                               ----------------------------------------------
                               Debra McGinty-Poteet, President

      Date  1/6/05
            -----------------------------------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By (Signature and Title)* /s/ Debra McGinty Poteet
                                --------------------------------------------
                      Debra McGinty-Poteet, President

      Date  1/6/05
            -----------------------------------------------------------------

      By (Signature and Title)* /s/ Gary Iwamura
                                ---------------------------------------------
                                Gary Iwamura, Treasurer

      Date  1/6/05
            -----------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.